CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income		$ 438,705	$ 167,078	$ 232,354
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		123,109	103,821	86,708
Share-based compensation		84,531	46,966	5,509
Shareholder-funded executive bonuses		0	32,200	0
Provision for credit losses		4,724	4,474	8,965
Non-cash lease expense		19,466	14,708	15,475
Deferred income taxes, net		(47,374)	(41,735)	(16,646)
Other		886	8,034	791
Changes in operating assets and liabilities:
Accounts receivable	[1]	(299,196)	(229,651)	519
Inventories		(204,922)	(155,806)	53,894
Prepaid expenses and other assets	[2]	(57,949)	99,220	(114,163)
Accounts payable	[3]	157,341	147,513	(118,161)
Tax payable		15,557	19,474	(5,170)
Operating lease liabilities		(10,239)	(14,244)	(14,316)
Accrued expenses and other liabilities	[4]	221,981	78,549	69,205
Net cash provided by operating activities		446,620	280,601	204,964
Cash flows from investing activities:
Purchase of property and equipment		(137,687)	(122,741)	(80,257)
Purchase of intangible asset		(9,916)	(8,497)	(7,348)
Capitalized internal-use software development		(3,578)	(563)	(6,829)
Cash receipts on beneficial interest in sold receivables		0	16,777	42,416
Investment in equity method investment		0	0	(66)
Other investing activities, net		0	(3,051)	(300)
Net cash used in investing activities		(151,181)	(118,075)	(52,384)
Cash flows from financing activities:
Net ordinary shares withheld for taxes upon issuance of restricted stock units		(61,395)	(4,322)	0
Repayment of debt		(25,313)	(442,563)	(310,000)
Proceeds from shares issued under employee stock purchase plan		5,487	0	0
Proceeds from issuance of debt, net of issuance cost		0	800,653	259,854
Distribution paid to Former Parent		0	(435,292)	(45,438)
Intercompany note to Former Parent (Note 11)		0	0	(49,286)
Recharge from Former Parent for share-based compensation		0	(3,165)	(15,300)
Dividend payments		0	(150,179)	0
Net cash used in financing activities		(81,221)	(234,868)	(160,170)
Effect of exchange rates changes on cash		(4,610)	7,633	(14,237)
Net increase (decrease) in cash, cash equivalents, and restricted cash		209,608	(64,709)	(21,827)
Cash, cash equivalents, and restricted cash at beginning of period		154,061	218,770	240,597
Cash, cash equivalents, and restricted cash at end of period		363,669	154,061	218,770
Supplemental disclosures of cash flow information:
Cash paid for income taxes		190,656	141,247	90,027
Cash paid for interest		64,690	51,109	16,322
Supplemental disclosures of noncash investing and financing activities:
Purchase of property and equipment accrued and not yet paid		3,571	548	1,235
Share-based compensation recharge not yet paid		0	0	(3,434)
Deferred payment received for sold receivables		0	0	(64,710)
Cancellation of related party note through distribution		0	(8,026)	0
Unrealized loss on cash flow hedges		(6,090)	(2,173)	0
Reconciliation of cash, cash equivalents and restricted cash within the Condensed Consolidated Balance Sheets to the amounts shown in the Condensed Consolidated Statements of Cash Flows above:
Cash and cash equivalents		363,669	154,061	192,890
Restricted Cash		0	0	25,880
Total cash, cash equivalents and restricted cash		$ 363,669	$ 154,061	$ 218,770

[1]	Including changes in related party balances of $(5,787), $(2,561) and $(10,813) for the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Including changes in related party balances of $0, $20,069 and $(38,734) for the years ended December 31, 2024, 2023 and 2022, respectively.
[3]	Including changes in related party balances of $(61,769), $(130,267) and $(71,228) for the years ended December 31, 2024, 2023 and 2022, respectively.
[4]	Including changes in related party balances of $0, $(8,399) and $(1,241) for the years ended December 31, 2024, 2023 and 2022, respectively.